UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06395

Dreyfus AMT-Free New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	04/30/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free New York Municipal Cash Management
April 30, 2019 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 94.8%	Rate (%)	Date	Amount ($)		Value ($)
New York - 94.8%
Andover Central School District,
BAN	2.50	6/27/19	1,700,000		1,701,454
Build New York City Resource
Corporation,
Revenue Bonds (Federation of
Protestant Welfare Agencies, Inc.
Project) (LOC; TD Bank NA)	2.40	5/2/19	1,000,000	[a]	1,000,000
Dryden Central School District,
BAN	2.75	6/27/19	3,300,000		3,303,732
Fabius-Pompey Central School District,
BAN, Ser. A	2.25	7/15/19	2,100,000		2,101,512
Franklin County Industrial Development
Agency,
Civic Facility Revenue Bonds (Trudeau
Institute, Inc. Project) (LOC; HSBC Bank
USA NA)	2.62	5/1/19	290,000	[a]	290,000
Freeport,
BAN, Ser. A	2.50	5/1/19	1,500,000		1,500,000
Freeport,
BAN, Ser. B	2.75	5/1/19	2,900,000		2,900,000
Glens Falls City School District,
BAN	2.75	6/27/19	2,100,000		2,102,274
Marcellus Central School District,
BAN	2.50	6/28/19	3,700,000		3,703,954
Metropolitan Transportation Authority,
Revenue Bonds, Refunding (Insured:
BAM and Liquidity Facility; Citibank
NA) Ser. A	2.38	5/2/19	7,000,000	[a,b]	7,000,000
Monroe County Industrial Development
Agency,
Revenue Bonds (HDF-RWC Project 1,
LLC - Robert Weslayan College Project)
(LOC; M&T Trust) Ser. A	2.40	5/2/19	3,815,000	[a]	3,815,000
New Hartford Central School District,
BAN	2.50	6/20/19	1,200,000		1,200,934
New York and New Jersey Port Authority,
CP, Ser. B	1.68	6/5/19	1,500,000		1,500,000
New York City,
GO, Ser. D	2.30	5/8/19	5,000,000	[a]	5,000,000
New York City Capital Resource
Corporation,
Recovery Zone Facility Revenue Bonds
(WytheHotel Project) (LOC; M&T
Trust)	2.42	5/2/19	3,800,000	[a]	3,800,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 94.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 94.8% (continued)
New York City Housing Development
Corporation,
Multi-Family Rental Housing Revenue
Bonds (2 Gold Street) (Liquidity
Facility; FNMA and LOC; FNMA) Ser. A	2.13	5/1/19	4,200,000	[a]	4,200,000
New York City Industrial Development
Agency,
Civic Facility Revenue Bonds (Ateret
Torah Center Project) (LOC; Wells
Fargo Bank NA)	2.34	5/2/19	4,800,000	[a]	4,800,000
New York City Industrial Development
Agency,
Civic Facility Revenue Bonds (Spence-
Chapin, Services to Families and
Children Project) (LOC; TD Bank NA)	2.40	5/2/19	7,335,000	[a]	7,335,000
New York City Industrial Development
Agency,
Civic Facility Revenue Bonds (Village
Community School Project) (LOC; TD
Bank NA)	2.40	5/2/19	2,100,000	[a]	2,100,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
Bonds, Refunding (Liquidity Facility;
Mizuho Bank, Ltd.) Ser. F1	2.35	5/1/19	2,000,000	[a]	2,000,000
New York State Dormitory Authority,
Court Facilities Revenue Bonds,
Refunding (The City of New York Issue)
(Liquidity Facility; Mizuho Bank, Ltd.)
Ser. B	2.45	5/1/19	4,000,000	[a]	4,000,000
Queensbury Union Free School District,
BAN	3.00	7/12/19	5,100,000		5,111,061
Romulus Central School District,
BAN	2.50	8/2/19	2,700,000		2,703,773
Schenectady County Industrial
Development Agency,
Civic Facility Revenue Bonds (Union
Graduate College Project) (LOC; M&T
Trust) Ser. A	2.35	5/2/19	4,475,000	[a]	4,475,000
Tender Option Bond Trust Receipts
(Series 2015-ZF0271),
(Port Authority of New York and New
Jersey, Consolidated Bonds 163rd
Series) (Liquidity Facility; Royal Bank
of Canada)), Trust Maturity Date
1/15/2020	5.00	5/2/19	4,600,000	[a,b,c]	4,600,000

Short-Term Investments - 94.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 94.8% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XF0520),
(Metropolitan Transportation
Authority, Transportation Revenue
Bonds, Refunding) (Liquidity Facility;
Royal Bank of Canada)), Trust Maturity
Date 5/15/2024	5.00	5/2/19	1,795,000[a,b,c]	1,795,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0464),
(New York Liberty Development
Corporation, Liberty Revenue Bonds (4
World Trade Center Project) (Liquidity
Facility; Royal Bank of Canada and LOC;
Royal Bank of Canada)), Trust Maturity
Date 11/15/2019	5.75	5/2/19	4,300,000[a,b,c]	4,300,000
Tender Option Bond Trust Receipts
(Series 2017-XF0583),
(Metropolitan Transportation
Authority, Transportation Revenue
Bonds, Refunding (Liquidity
Agreement; JPMorgan Chase Bank
NA)), Trust Maturity Date 5/15/2024	5.25	5/2/19	5,300,000[a,b,c]	5,300,000
Tender Option Bond Trust Receipts
(Series 2017-XF2481),
(Westchester County Local
Development Corporation, Revenue
Bonds, Refunding (Westchester
Medical Center) (LOC; Barclays Bank
PLC and Liquidity Facility; Barclays
Bank PLC)), Trust Maturity Date
11/1/2046	5.00	5/2/19	1,160,000[a,b,c]	1,160,000
Tender Option Bond Trust Receipts
(Series 2017-XM0573),
(Build NYC Resource Corporation,
Revenue Bonds, Refunding (Chapin
School Limited Project) (Liquidity
Facility; Morgan Stanley Bank)), Trust
Maturity Date 11/1/2047	5.00	5/2/19	5,250,000[a,b,c]	5,250,000
Tender Option Bond Trust Receipts
(Series 2018-XF2656),
(Suffolk County Water Authority,
Revenue Bonds (Liquidity Agreement;
Citibank NA)), Trust Maturity Date
6/1/2026	5.00	5/2/19	2,400,000[a,b,c]	2,400,000
Tender Option Bond Trust Receipts
(Series 2019-XM0731),
(New York Municipal Water Finance
Authority, Revenue Bonds, Refunding
(New York City Water and Sewer
System Project)(Liquidity Agreement;
Bank of America NA)), Trust Maturity
Date 6/15/2040	4.00	5/7/19	2,000,000[a,b,c]	2,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 94.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 94.8% (continued)
Tender Option Bond Trust Receipts
(Series 2019-ZM0737),
(Hudson Yards Infrastructure
Corporation, Second Indenture
Revenue Bonds, Refunding) (Liquidity
Agreement; JP Morgan Chase Bank NA),
Trust Maturity Date 2/15/2025	4.00	5/2/19	2,200,000 [a,b,c]	2,200,000
Tompkins County Industrial
Development Agency,
Civic Facility Revenue Bonds
(Community Development Properties
Ithaca, Inc. Project) (LOC; M&T Trust)
Ser. A	2.40	5/3/19	4,600,000 [a]	4,600,000
Westchester County,
TAN, Ser. A	2.25	5/28/19	4,000,000	4,001,643
Total Investments (cost $115,250,337)			94.8%	115,250,337
Cash and Receivables (Net)			5.2%	6,322,761
Net Assets			100.0%	121,573,098

[a]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities amounted to $36,005,000 or 29.62% of net assets.

[c]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free New York Municipal Cash Management
April 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	115,250,337
Level 3 - Significant Unobservable Inputs	-
Total	115,250,337

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus AMT-Free New York Municipal Cash Management

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      June 25, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)